Aug-02-05 09:59am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-573 P.002/002 F-974

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05061544

1-32259

CERTNYS

NYSE

August 2, 2005

AUG ... 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, GLOBAL PARTNERS LP, Common Units representing limited partner interests. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 2, 2005. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
AUG 04 2005
THOMSON FINANCIAL

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